INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (1,586,868)		¥ (1,062,325)
Intangible assets, net	1,665,320	$ 241,449	332,317
BCA
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,235,457		427,010
NCC
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	580,678		531,579
Trademark and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	340,053		340,053
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 96,000		¥ 96,000